Schedule II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for chargebacks
Movement in valuation and qualifying accounts
Balance at beginning of period	$ 779	$ 940	$ 190
Additions charged to costs and expenses	10,146	10,504	5,359
Deductions and Payments	(10,109)	(10,665)	(4,609)
Balance at end of period	816	779	940
Allowance for cash discounts
Movement in valuation and qualifying accounts
Balance at beginning of period	171	99	14
Additions charged to costs and expenses	1,814	772	194
Deductions and Payments	(1,648)	(700)	(109)
Balance at end of period	337	171	99
Sales offers
Movement in valuation and qualifying accounts
Balance at beginning of period	2,070
Additions charged to costs and expenses	30,978	5,816
Deductions and Payments	(25,880)	(3,746)
Balance at end of period	7,168	2,070
Reserve for wholesaler fees
Movement in valuation and qualifying accounts
Balance at beginning of period	509	361	117
Additions charged to costs and expenses	8,244	2,838	914
Deductions and Payments	(6,408)	(2,690)	(670)
Balance at end of period	2,345	509	361
Reserve for returns
Movement in valuation and qualifying accounts
Balance at beginning of period	1,157	429	212
Additions charged to costs and expenses	1,792	764	242
Deductions and Payments	(238)	(36)	(25)
Balance at end of period	2,711	1,157	429
Rebates
Movement in valuation and qualifying accounts
Balance at beginning of period	544	110	9
Additions charged to costs and expenses	7,837	519	103
Deductions and Payments	(4,373)	(85)	(2)
Balance at end of period	$ 4,008	$ 544	$ 110